Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Min. capital requirement	kr 7,993	kr 8,437
Separate
Disclosure of credit risk exposure [line items]
EAD	421,207	399,492
Risk exposure amount	99,912	105,465
Min. capital requirement	7,994	8,437
Separate | Credit risk | Standardized approach
Disclosure of credit risk exposure [line items]
EAD	5,829	5,558
Risk exposure amount	5,770	5,564
Min. capital requirement	462	445
Separate | Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure [line items]
EAD	5,829	5,532
Risk exposure amount	5,770	5,528
Min. capital requirement	462	442
Separate | Credit risk | Standardized approach | Equity exposures
Disclosure of credit risk exposure [line items]
EAD		20
Risk exposure amount		30
Min. capital requirement		2
Separate | Credit risk | Standardized approach | Default exposures
Disclosure of credit risk exposure [line items]
EAD	0	6
Risk exposure amount	0	6
Min. capital requirement	0	1
Separate | Credit risk | IRB approach
Disclosure of credit risk exposure [line items]
EAD	415,378	393,934
Risk exposure amount	85,310	91,066
Min. capital requirement	6,825	7,285
Separate | Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure [line items]
EAD	233,305	211,834
Risk exposure amount	9,487	9,159
Min. capital requirement	759	733
Separate | Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	32,236	34,067
Risk exposure amount	6,493	6,153
Min. capital requirement	519	492
Separate | Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure [line items]
EAD	149,636	147,820
Risk exposure amount	69,128	75,541
Min. capital requirement	5,530	6,043
Separate | Credit risk | IRB approach | Non-credit-obligation assets
Disclosure of credit risk exposure [line items]
EAD	201	213
Risk exposure amount	201	213
Min. capital requirement	16	17
Separate | Credit valuation adjustment risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	1,882	1,936
Min. capital requirement	151	154
Separate | Foreign exchange risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	2,494	1,498
Min. capital requirement	200	120
Separate | Commodity risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	4	7
Min. capital requirement	0	1
Separate | Operational risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	4,452	5,395
Min. capital requirement	356	432
Separate | Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	5,145	5,899
Risk exposure amount	1,059	1,513
Min. capital requirement	85	121
Separate | Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure [line items]
EAD	8,258	7,322
Risk exposure amount	8,473	5,019
Min. capital requirement	kr 678	kr 402